Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income And Expenses [Abstract]
Summary of Financial Income and Expenses

Financial income and expenses	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31

Interest income	1,442	274	137
Foreign exchange gain	4,983	8,876	7,470
Financial income from renegotiating the convertible bond debt OCEANE	0	35,578	0
Other financial income	119	52	605
TOTAL - Financial income	6,544	44,780	8,212
Financial expenses
Interest expenses	(11,643)	(4,846)	(4,341)
Interest expenses for leases	(134)	(109)	(69)
Foreign exchange losses	(13,508)	(2,163)	(340)
Other financial expenses	(11)	(5)	(8)
TOTAL - Financial expenses	(25,296)	(7,122)	(4,758)
FINANCIAL GAIN (LOSS)	(18,752)	37,658	3,453